Obligations under Capital Leases and other Obligations (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	1,180
2014	679
2015	443
2016	404
2017	183
2018 and thereafter	1,899
Capital Leases, Future Minimum Payments Due	4,788
Capital Lease Aggregate Due [Member]
2013	1,565
2014	1,002
2015	704
2016	628
2017	381
2018 and thereafter	3,001
Capital Leases, Future Minimum Payments Due	7,281
Capital Lease Imputed Interest [Member]
2013	385
2014	323
2015	261
2016	224
2017	198
2018 and thereafter	1,102
Capital Leases, Future Minimum Payments Due	2,493